LEASES (Narrative) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Bank guarantees	$ 25,000
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease consideration total amount	$ 164,000
Lease expiration date	Jun. 30, 2023
Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings rate	16.00%